Interests in associates and joint ventures	12 Months Ended
Dec. 31, 2017
Disclosure of interests in associates and joint ventures [abstract]
Interests in associates and joint ventures

NOTE 10     Interests in associates and joint ventures

At December 31, 2017, 2016 and 2015, the interests in associates and joint ventures included the activities of Orange as an operator in various African and Middle Eastern countries, including in particular Tunisia and Mauritius.

(in millions of euros)	2017	2016	2015
Interests in associates in the opening balance	130	162	603
Dividends	-	-	(17)
Share of profits (losses)	6	20	26
Impairment	-	(66)	(64)
Change in components of other comprehensive income	(9)	(0)	(2)
Change of consolidation scope	(3)	(2)	(407)
o/w acquisitions of shares	-	1	2
o/w takeovers (1)	-	-	(409)
o/w disposals of investments	(3)	(3)	-
Translation adjustment	(2)	3	3
Reclassifications and other items	(45)	13	20
Classification as held for sale	-	-	0
Interests in associates in the closing balance	77	130	162

(1) Including Médi Telecom for (342) million euros (see Note 3) and Clouwatt for (66) million euros in 2015.

Changes in other comprehensive income of associates and joint ventures (excluding "assets held-for-sale") are presented below:

(in millions of euros)	2017	2016	2015
Profit (loss) recognized in other comprehensive income during the period	(9)	-	(2)
Reclassification to net income for the period	-	-	-
Other comprehensive income of associates and joint venture - continuing operations	(9)	-	(2)

The unrecognized contractual commitments entered into by the Group relating to the interests in associates and joint ventures are described in Note 14.

The operations performed between the Group and the interests in associates and joint ventures are reflected as follow in Orange’s consolidated statement of financial position and income statement:

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Assets
Non-current financial assets	2	-	-
Trade receivables	45	55	79
Current financial assets (1)	(2)	(1)	237
Other current assets	0	-	13
Liabilities
Current liabilities (2)	4	7	226
Trade payables	10	15	14
Other current liabilities	1	1	1
Deferred income	45	45	2
Income statement
Revenues	15	19	41
Other operating income	18	35	99
External purchases and other operating expenses	(57)	(67)	(87)
Finance cost, net	0	1	0
(1) Disposal of Telkom Kenya in 2016: extinction of the current-account with Orange East Africa.
(2) Disposal of EE in 2016: extinction of the current-account with Orange East Africa.

Accounting policies

The carrying amount accounted for under the equity method corresponds to the initial acquisition cost increased to recognize the share of the profit or loss in the period. If an associate incurs losses and the carrying amount of the investment is reduced to zero, the Group ceases to recognize the additional share of losses since it has no commitment beyond its investment.

An impairment test is performed at least annually and when there is objective evidence of impairment, for instance a decrease in the quoted price when the investee is listed, significant financial difficulty of the entity, observable data indicating that there is a measurable decrease in the estimated future cash flows, or information about significant changes having an adverse effect on the entity.

An impairment loss is recorded when the recoverable amount is lower than the carrying amount, the recoverable amount being the higher of the value in use and the fair value less costs to sell. The unit of account is the whole investment. Any impairment is recognized as “Share of profits (losses) of associates and joint ventures”. Impairment losses shall be reversed once the recoverable amount exceeds the carrying amount.